Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities
Summary of contract liabilities arising from barter deals with sports rights licensors

in €‘000	2022
2023	3,114
2024	2,716
2025	912
2026	518
2027 - 2031	1,131
Total	8,391

in €‘000	2021
2022	1,847
2023	1,115
2024	791
2025	420
2026 - 2030	1,423
Total	5,596